20. Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2019
Financial Risk Management Objectives And Policies Tables Abstract
Interest rate sensitivity
Increase in percentage	Effect on income before income tax (Loss)
ARS 000

5%	(1,944,427)

Foreign currency sensitivity
Change in USD rate	Effect on income before income tax (Loss)
ARS 000
10%	(276,652)

Maturity profile of financial liabilities
	Less than 3 months	3 to 12 months	1 to 5 years	Total
	ARS 000	ARS 000	ARS 000	ARS 000
12-31-2019
Other loans and borrowings	—	8,025,892	30,687,277	38,713,169
Trade and other payables	5,899,436	—	—	5,899,436
	5,899,436	8,025,892	30,687,277	44,612,605
12-31-2018
CAMMESA borrowings and other loans and borrowings	12,914	2,803,994	10,557,145	13,374,053
Trade and other payables	2,661,249	—	—	2,661,249
	2,674,163	2,803,994	10,557,145	16,035,302